Property and Equipment, Net	3 Months Ended
Mar. 31, 2017
Property And Equipment Net
Property and Equipment, Net

The following table summarizes property and equipment, net as of March 31, 2017 and December 31, 2016:

	March 31, 2017	December 31, 2016
Furniture and equipment	$42,775	$—
Technology development	1,527,358
Total property and equipment	1,570,133	—
Less: accumulated depreciation and amortization	48,835	—
Property and equipment, net	$1,521,298	$—

At March 31, 2017, capitalized technology development costs were $1,527,358, which includes $1,400,000 of software acquired in the NextGen transaction. For additional information, see Note 4 - “Acquisitions”. Total technology development costs incurred for the three-months ended March 31, 2017 were $205,367, of which $127,358 was capitalized and $78,009 was charged to expense in the accompanying Condensed Consolidated Statements of Operations. The amortization of capitalized technology development costs for the three-months ended March 31, 2017 was $48,248. There were no technology development costs incurred and no amortization of capitalized development costs for the three-months ended March 31, 2016. Depreciation on furniture and equipment was $587 for the three-months ended March 31, 2017. There was no depreciation expense on furniture and fixtures for the three-months ended March 31, 2016.